share-based compensation - Employee share purchase plan (Details) - Employee share purchase plan - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
share-based compensation
Dividend reinvestment in Common Shares	$ 8	$ 9	$ 17	$ 17
Purchase plan discount			0.00%	0.00%